Note 2 - Summary of Significant Accounting Policies 2 (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Statement [Abstract]
Research and Development Expense (Income)	$ 3,182,000	$ 1,096,000	$ 5,608,000	$ 8,094,000	$ 8,793,000	$ 13,884,000
Royalty Agreement Liability, Fair Value Disclosure	$ 11,900,000		$ 11,900,000		$ 8,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Number of Operating Segments			1		1
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and Development Expense (Income)
Grant From Department of Health and Human Services [Member]
Government Assistance, Award Amount	$ 500,000		$ 500,000
Government Assistance, Operating Income, Increase (Decrease)	14,000
Convertible Debt [Member]
Debt Instrument, Fee Amount	$ 100,000		$ 100,000
Measurement Input, Probability-weighted Cash Flow Estimates [Member]
Royalty Agreement Liability, Measurement Input	0.24		0.24
Measurement Input, Weighted Average Cost of Capital [Member]
Royalty Agreement Liability, Measurement Input	0.245		0.245